Document And Entity Information	Oct. 03, 2024
Document Information [Line Items]
Entity, Registrant Name	PIERIS PHARMACEUTICALS, INC.
Document, Type	8-K
Document, Period End Date	Oct. 03, 2024
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-37471
Entity, Tax Identification Number	30-0784346
Entity, Address, Address Line One	225 Franklin Street, 26th Floor
Entity, Address, Postal Zip Code	02110
Entity, Address, City or Town	Boston
Entity, Address, State or Province	MA
City Area Code	857
Local Phone Number	246-8998
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PIRS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001583648